Intangible Assets, Net (Narrative) (Details) $ in Millions, ₪ in Billions	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Annual inflation rate	2.20%	2.20%
Weighted average cost of capital	7.00%
Recoverable amount of asset or cash-generating unit	₪ 5	$ 2,000
CPV Group [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 69